Stock-based Compensation Summary of Nonvested Performance Share Awards (Details) - Performance Shares	12 Months Ended
Sep. 30, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Price, Nonvested, Outstanding beginning balance | $ / shares	$ 38.26
Weighted Average Price, Granted | $ / shares	49.89
Weighted Average Price, Forfeited | $ / shares	41.60
Weighted Average Price, Nonvested, Outstanding ending balance | $ / shares	$ 42.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Subject to Restriction, Nonvested, Outstanding beginning balance | shares	695,792
Shares/Units Subject to Restriction, Granted | shares	362,374
Shares/Units Subject to Restriction, Forfeited | shares	(133,778)
Shares/Units Subject to Restriction, Outstanding ending balance | shares	924,388